Consolidated statement of comprehensive income or loss - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Continuing operations
Revenue from contracts with customers	$ 783,207	$ 502,547	$ 160,096
Cost of sales	(273,529)	(188,157)	(65,170)
Gross profit	509,678	314,390	94,926
Research and development costs	(194,637)	(128,537)	(80,687)
Selling and marketing expenses	(85,473)	(50,109)	(36,313)
Manufacturing and distribution costs	(25,731)	(9,869)	(3,949)
General and administration costs	(129,830)	(74,181)	(47,156)
Other gains/(losses) (net)	8,123	(35,854)	(18,751)
Operating profit/(loss)	82,130	15,840	(91,930)
Finance income	10,862	1,019	1
Finance costs	(36,936)	(13,772)	(6,693)
Profit/(loss) before income tax	56,056	3,087	(98,622)
Income tax (expense)/benefit	(6,137)	2,124	(5,457)
Profit/(loss) for the year	49,919	5,211	(104,079)
Profit/(loss) for the year attributable to:
Owners of Telix Pharmaceuticals Limited	49,919	5,211	(104,079)
Items that will not be reclassified to profit or loss in subsequent periods:
Changes in the fair value of investments at fair value through other comprehensive income	(4,986)	(895)	0
Items to be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	47,684	(4,852)	591
Total comprehensive income/(loss) for the year	92,617	(536)	(103,488)
Total comprehensive income/(loss) for the year attributable to:
Owners of Telix Pharmaceuticals Limited	$ 92,617	$ (536)	$ (103,488)
Basic earnings/(loss) per share from continuing operations after income tax attributable to the ordinary equity holders of the Company (in dollars per share)	$ 15.07	$ 1.63	$ (33.5)
Diluted earnings/(loss) per share from continuing operations after income tax attributable to the ordinary equity holders of the Company (in dollars per share)	$ 14.46	$ 1.61	$ (33.5)